CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE EARNINGS (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Operations and Comprehensive Earnings (Loss) [Abstract]
Revenue	$ 692,077	$ 615,607	$ 607,798
Cost of goods sold	457,130	397,864	413,943
Gross margin	234,947	217,743	193,855
Expenses
Sales and marketing	75,594	64,242	54,144
Research and development (note 7)	83,361	73,077	74,020
Administration	42,904	40,956	40,321
Restructuring (note 8)	1,076	0	951
Acquisition-related and integration	8,195	843	1,945
Impairment (note 17)	3,668	0	0
Amortization	20,508	17,277	12,360
Total expenses	235,306	196,395	183,741
Earnings (loss) from operations	(359)	21,348	10,114
Foreign exchange gain (loss)	7,550	(1,736)	(11,843)
Other income (note 9)	67	83	115
Earnings (loss) before income taxes	7,258	19,695	(1,614)
Income tax expense (note 10)	3,123	4,310	1,060
Net earnings (loss)	4,135	15,385	(2,674)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of taxes of $nil	11,950	(6,448)	(2,013)
Total comprehensive earnings (loss)	$ 16,085	$ 8,937	$ (4,687)
Net earnings (loss) per share (in dollars) (note 12)
Basic	$ 0.13	$ 0.48	$ (0.08)
Diluted	$ 0.13	$ 0.48	$ (0.08)
Weighted average number of shares outstanding (in thousands) (note 12)
Basic	32,356	32,032	32,166
Diluted	32,893	32,335	32,166